STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (2,171,947)	$ (11,634)	$ (829,563)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income on investments held in Trust Account	(10,202)		(2,997)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	26,265		(478,116)
Due from related party			(68,591)
Accounts payable	(530,835)		583,330
Net cash flows used in operating activities	(352,419)	(11,634)	(795,937)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited to Trust Account			(125,000,000)
Net cash flows paid in investing activities			(125,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Initial public offering, net of underwriting fee			122,812,500
Proceeds from private placement warrants			4,238,636
Proceeds from issuance of ordinary shares to Sponsor			25,000
Payment of offering costs		(35,162)	(592,618)
Proceeds from note payable - related party		67,000
Net cash flows provided by financing activities		31,838	126,483,518
NET CHANGE IN CASH	(352,419)	20,204	687,581
CASH, BEGINNING OF PERIOD	687,581	0	0
CASH, END OF PERIOD	$ 335,162	$ 20,204	687,581
Supplemental disclosure of noncash activities:
Initial value of ordinary shares subject to possible redemption			125,000,000
Deferred underwriting commissions payable charged to additional paid in capital			$ 4,375,000